Total
Amplify BlueStar Israel Technology ETF
Amplify BlueStar Israel Technology ETF
INVESTMENT OBJECTIVE

The Amplify BlueStar Israel Technology ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the BlueStar Israel Global Technology Index™ (“BIGITech®™” or the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify BlueStar Israel Technology ETF Amplify BlueStar Israel Technology ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify BlueStar Israel Technology ETF | Amplify BlueStar Israel Technology ETF | USD ($)	77	240	417	930

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2023, the portfolio turnover rate of the Predecessor Fund (as defined below) was 17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in exchange-listed Israeli technology operating companies. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the BlueStar Israel Global Technology Index™, or BIGITech®. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index is comprised of Israeli Technology Companies (as defined below). Such companies are engaged in a wide spectrum of technology related sectors, including information technology, biotechnology, clean energy and water technology and defense technology. To be considered an “Israeli Technology Company,” a company must meet the following criteria:

(i)	be defined as an “Information Technology” company by Standard & Poor’s Global Industry Classification Standard (“GICS”);

(ii)	operate in one of the following industries: biotechnology, health care equipment and supplies; defense-technology, clean energy and water technology; life sciences tools and services; and

(iii)	meet at least one criteria from Set A or two criteria from Set B

Set A		Set B
●	Incorporated in Israel	●	Listed on a stock exchange in Israel
●	Headquartered in Israel	●	A majority of the board of directors, or least two chief executives are domiciled in Israel
●	At least 50% of revenue, operating assets or employees in Israel	●	Has research and development (R&D) center in Israel
		●	Founded in Israel

To be included in the Index, Israeli Technology Companies must have their equity securities or depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) representing such equity securities, listed on a securities exchange. See “Additional Information About the Fund’s Strategies and Risks – Index Methodology” below. In order to initially be eligible for inclusion in the Index, component securities must also meet the following criteria:

(1)	a market capitalization equal to or greater than $150 million USD;

(2)	a minimum three-month average daily trading volume of $1 million USD; and

(3)	at least 250,000 shares traded per month over the last six months.

Companies meeting the above criteria are screened for investability (e.g., their equity securities must not be listed on an exchange in a country which employs restrictions on foreign capital investment deemed to be significant). The Index is reconstituted and rebalanced semi-annually at the close of business on the third Thursday of June and December. At the time of each reconstitution, the companies in the Index are weighted based on their float-adjusted market capitalization. Each security is subject to a 7.5% weight cap, with weights redistributed equally among uncapped components. Components with an aggregate weight of 5% or more shall not exceed 50% of the Index.

The Index was developed by BlueStar Indexes® (“BlueStar”), and is now administered and maintained by MarketVector. MarketVector is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”), or Toroso Investments, LLC (the “Sub-Adviser”). The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. The Index is calculated by S&P Dow Jones Indices (the “Index Calculation Agent”). S&P Dow Jones Indices is independent of BlueStar, MarketVector, the Fund, the Adviser, the Sub-Adviser and the Fund’s distributor.

The Index is not limited to a minimum or maximum number of constituents; rather, it targets a coverage of 99% of the investable universe, by float-adjusted market capitalization of Israeli Technology Companies. As of December 31, 2023, the Index consisted of 55 constituents.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any one industry or group of industries, except to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is concentrated in the software industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the BlueStar Israel Technology ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on November 2, 2015.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 30.46% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -19.13% (quarter ended June 30, 2022).

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Amplify BlueStar Israel Technology ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Amplify BlueStar Israel Technology ETF	Return Before Taxes	4.91%	8.15%	8.07%	Nov. 02, 2015
Amplify BlueStar Israel Technology ETF | Return Before Taxes	Return After Taxes on Distributions	4.91%	8.11%	8.02%	Nov. 02, 2015
Amplify BlueStar Israel Technology ETF | Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	2.91%	6.43%	6.51%	Nov. 02, 2015
BlueStar Israel Global Technology Index™ (reflects no deduction for fees, expenses or taxes)	BlueStar Israel Global Technology Index™ (reflects no deduction for fees, expenses or taxes)	5.54%	8.80%	8.77%	Nov. 02, 2015
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.61%	Nov. 02, 2015

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.